Deferred Assets	3 Months Ended
Mar. 31, 2026
Eos SENOLYTIXS Inc [Member]
DeferredAssetsLineItems [Line Items]
Deferred Assets

4.	DEFERRED ASSETS

Deferred assets consisted of the following:

	March 31, 2026	December 31, 2025
Deferred asset acquisition costs	$384,288	$-
Deferred financing costs	30,154	-
	$414,442	$-

The Company has deferred certain costs relating to the proposed merger agreement and to planned future financings. See Note 13 – Proposed Merger Agreement, Note 14 – Backstop Financing Agreement and Note 15 – Subsequent Events.